Shareholder Report, Line Graph (Details)	6 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Equal Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index